Related Party Transactions - Schedule of Related Party Transactions (Details) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				14 Months Ended	16 Months Ended	19 Months Ended
	Nov. 29, 2011	Dec. 31, 2009	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Oct. 31, 2011	Jun. 30, 2013
Related Party Transactions [Abstract]
Management fee payable, Beginning balance			$ 3,668	$ (19,257)	$ (651,549)	$ 36,148
Management fee	5,000	150,000	(30,000)	60,000	410,000	390,000	25,000	5,000	40,000	5,000
Advances to/payments on behalf of the Company				(1,480)	437,624	1,419,370
Payments to/on behalf of Alliance		(113,852)	3,236	(35,595)	(215,332)	(2,497,067)
Management fee payable, Ending balance		$ 36,148	$ (30,432)	$ 3,668	$ (19,257)	$ (651,549)		$ 3,668